Share Capital, Reserves and Retained Earnings - Analysis of Share Capital Reserves (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Legal reserve	€ 10,971	€ 10,971	€ 10,971
Majority shareholder capital contribution	488	488	488
Shareholders: unpaid share capital	(165)
Share premium reserve	175
Stock option reserve	824
Reserve for gain on disposal of Non-controlling interests	4,219	1,088
Foreign operations translation reserve	5,468	5,899	1,954
Remeasurement of defined benefit plan	1,312	(997)	(370)
Total	€ 23,292	€ 17,449	€ 13,043